RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
A summary of net amounts charged by related parties in 2016, 2015 and 2014 is as follows:

(in thousands of $)	2016	2015	2014
ICB Shipping (Bermuda) Ltd	—	579	2,315
Frontline Ltd	6,521	13,192	2,962
The Former Golden Ocean	—	134	1,034
Ship Finance International Limited	25,564	12,060	—
Seateam Management Pte Ltd	2,638	1,932	562
Seatankers Management Co Ltd	4,216	159	—
Golden Opus Inc	1,114	—	—
Capesize Chartering Ltd	98	—	—

Net amounts charged by related parties comprise general management and commercial management fees, charter hire expenses, newbuilding supervision fees and newbuilding commission fees.

A summary of net amounts charged to related parties in 2016, 2015 and 2014 is as follows:

(in thousands of $)	2016	2015	2014
Ship Finance International Limited	795	560	—
Seatankers Management Co Ltd	957	310	—
United Freight Carriers LLC	150	—	—
Capesize Chartering Ltd	945	—	—
A summary of net amounts charged by related parties in 2016, 2015 and 2014 is as follows:

(in thousands of $)	2016	2015	2014
ICB Shipping (Bermuda) Ltd	—	579	2,315
Frontline Ltd	6,521	13,192	2,962
The Former Golden Ocean	—	134	1,034
Ship Finance International Limited	25,564	12,060	—
Seateam Management Pte Ltd	2,638	1,932	562
Seatankers Management Co Ltd	4,216	159	—
Golden Opus Inc	1,114	—	—
Capesize Chartering Ltd	98	—	—

Net amounts charged by related parties comprise general management and commercial management fees, charter hire expenses, newbuilding supervision fees and newbuilding commission fees.

A summary of net amounts charged to related parties in 2016, 2015 and 2014 is as follows:

(in thousands of $)	2016	2015	2014
Ship Finance International Limited	795	560	—
Seatankers Management Co Ltd	957	310	—
United Freight Carriers LLC	150	—	—
Capesize Chartering Ltd	945	—	—

Net amounts charged to related parties comprise commercial management fees since April 1, 2015, following the completion of the Merger with the Former Golden Ocean.

A summary of balances due from related parties as of December 31, 2016 and 2015 is as follows:

(in thousands of $)	2016	2015
Capesize Chartering Ltd	322	—
Frontline Ltd	1,523	4,455
Ship Finance International Ltd	2	36
United Freight Carriers LLC	—	2
Seatankers Management Co Ltd	77	1,139
Golden Opus Inc	3	2,534
Management	—	285
	1,927	8,451

A summary of balances owed to related parties as of December 31, 2016 and 2015 is as follows:

(in thousands of $)	2016	2015
Frontline Management (Bermuda) Ltd	—	3,924
Frontline Ltd	1,044	176
Seateam Management Pte Ltd	—	1
Seatankers Management Co Ltd	270	—
Golden Opus Inc	73	—
	1,387	4,101